Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 007
Fair Value Measurements
Fair Value Measurements	Fair Value Measurements
Fair value measurements of financial instruments are reported in one of three levels based on the lowest level of significant input used. For Level 1, inputs to the fair value measurement are quoted prices in active markets for identical assets or liabilities. For Level 2, inputs to the fair value measurement include quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active and inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. For Level 3, inputs to the fair value measurement are unobservable inputs or are based on valuation techniques.
The following is a description of the valuation methodologies used for investments measured at fair value. There have been no changes in the methodologies used during the year ended December 31, 2025.
Donaldson Company, Inc. Common Stock Fund
Investments in the Donaldson Company, Inc. Common Stock Fund are valued at the closing price reported on the active market on which the individual securities are traded.
Mutual Funds and Participant-Directed Brokerage Accounts
Mutual funds held by the Plan are open-ended mutual funds that are registered with the Securities Exchange Commission. Participant-directed brokerage accounts include investments in cash, common stock, open-ended mutual funds that are registered with the Securities Exchange Commission and ETFs that are registered with the Securities Exchange Commission. Investments in mutual funds and participant-directed brokerage accounts are stated at fair value based on quoted market prices.
Common/collective Trust Fund Investments
Common/collective trust funds are valued at the net asset value (NAV) of units held. The NAV, as provided by the trustee of the common/collective trust funds, is used as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments held by the common/collective trust funds less its liabilities. This practical expedient is not used when it is determined to be probable that the common/collective trust funds will sell for an amount different than the reported NAV.
The common/collective trust funds also include Fidelity Managed Income Portfolio II (MIP II). The objective of the MIP II is to seek the preservation of capital and to provide a competitive level of income over time that is consistent with the preservation of capital. Under the terms of the MIP II’s Declaration of Trust, withdrawals directed by the Company must be preceded by a 12 month written notice to the MIP II. As of December 31, 2025, the Plan had not provided the MIP II with advance written notice to terminate the Plan’s investment in the MIP II.
As of December 31, 2025 and 2024, the Plan had no unfunded commitments related to the common/collective trust funds. There are no participant redemption restrictions for these investments. Participant transactions (purchases and sales) may occur daily.
Fair Value Classification
The Company reviews the fair value hierarchy classification on an annual basis. Changes in the ability to observe valuation inputs may result in a transfer between levels for certain securities within the fair value hierarchy. The Plan’s policy is to recognize transfers into and out of levels within the fair value hierarchy at the end of the year in which the actual event or change in circumstances that caused the transfer occurs. There were no transfers between Level 1, Level 2, or Level 3 resulting from changes in valuation inputs or methods during the years ended December 31, 2025 or 2024. The methods described above may produce a fair value calculation that may not be indicative of the net realizable value or reflective of future fair values. Furthermore, while the Company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The Plan’s investments at fair value and the respective levels in the fair value hierarchy are as follows:

	As of December 31, 2025
	Level 1	Level 2	Level 3	Total
Donaldson Company, Inc. Common Stock Fund	$210,973,632	$—	$—	$210,973,632
Mutual funds and interest bearing cash	79,846,264	—	—	79,846,264
Participant-directed brokerage accounts	11,691,478	—	—	11,691,478
Total investments in the fair value hierarchy	$302,511,374	$—	$—	302,511,374
Common/collective trust fund investments measured at NAV				625,220,177
Total investments, at fair value				$927,731,551

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
Donaldson Company, Inc. Common Stock Fund	$177,822,400	$—	$—	$177,822,400
Mutual funds and interest bearing cash	71,246,045	—	—	71,246,045
Participant-directed brokerage accounts	11,927,355	—	—	11,927,355
Total investments in the fair value hierarchy	$260,995,800	$—	$—	260,995,800
Common/collective trust fund investments measured at NAV				551,400,636
Total investments, at fair value				$812,396,436